Investments Income from Equity Investments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 29, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 28, 2014		Dec. 29, 2013
Schedule of Equity Method Investments [Line Items]
Income from equity investments, net, before amortization of basis difference									$ 201,207	$ 379,048		$ 243,528
Amortization of basis difference									(54,248)	(142,335)	[1]	(98,287)
Income on equity investments, net	$ 27,125	$ 36,987	$ 45,913	$ 36,934	$ 38,938	$ 40,559	$ 118,953	$ 38,263	$ 146,959	236,713		$ 145,241
Apartments.com
Schedule of Equity Method Investments [Line Items]
Amortization of basis difference										$ (85,000)

[1]	(1) Amortization of basis difference for the year ended December 28, 2014 includes $85 million related to the sale by CV of its Apartments.com business.